Segment information and revenue from contracts with customers - Geographical information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments
Rendering of services	€ 46,778	€ 41,472	€ 37,449
Sales of goods	695	762	1,004
Total Revenues from contracts with external customers	47,473	42,234	38,453
Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	6,288	5,915	5,754
-Germany
Disclosure of operating segments
Total Revenues from contracts with external customers	307	211	186
-Netherlands
Disclosure of operating segments
Total Revenues from contracts with external customers	7	6	3
Middle East
Disclosure of operating segments
Total Revenues from contracts with external customers	19,902	16,432	12,624
-Saudi Arabia
Disclosure of operating segments
Total Revenues from contracts with external customers	12,412	9,865	7,752
North America
Disclosure of operating segments
Total Revenues from contracts with external customers	16,591	16,583	17,681
-United States
Disclosure of operating segments
Total Revenues from contracts with external customers	16,525	16,396	17,475
Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	3,907	2,593	1,886
Asia Pacific
Disclosure of operating segments
Total Revenues from contracts with external customers	786	711	508
Recognized over time.
Disclosure of operating segments
Total Revenues from contracts with external customers	46,778	41,472	37,449
Recognized at a point in time.
Disclosure of operating segments
Total Revenues from contracts with external customers	695	762	1,004
Pharmaceutical
Disclosure of operating segments
Rendering of services	15,420	14,879	15,947
Sales of goods	695	762	1,004
Total Revenues from contracts with external customers	16,115	15,641	16,951
Pharmaceutical | Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	361	490	149
Pharmaceutical | Middle East
Disclosure of operating segments
Total Revenues from contracts with external customers	352	117	56
Pharmaceutical | -Saudi Arabia
Disclosure of operating segments
Total Revenues from contracts with external customers			56
Pharmaceutical | North America
Disclosure of operating segments
Total Revenues from contracts with external customers	15,346	14,940	16,711
Pharmaceutical | -United States
Disclosure of operating segments
Total Revenues from contracts with external customers	15,346	14,940	16,711
Pharmaceutical | Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	56	94	35
Pharmaceutical | Recognized over time.
Disclosure of operating segments
Total Revenues from contracts with external customers	15,420	14,879	15,947
Pharmaceutical | Recognized at a point in time.
Disclosure of operating segments
Total Revenues from contracts with external customers	695	762	1,004
Diagnostics
Disclosure of operating segments
Rendering of services	31,358	26,593	21,502
Total Revenues from contracts with external customers	31,358	26,593	21,502
Diagnostics | Europe
Disclosure of operating segments
Total Revenues from contracts with external customers	5,927	5,425	5,605
Diagnostics | -Germany
Disclosure of operating segments
Total Revenues from contracts with external customers	307	211	186
Diagnostics | -Netherlands
Disclosure of operating segments
Total Revenues from contracts with external customers	7	6	3
Diagnostics | Middle East
Disclosure of operating segments
Total Revenues from contracts with external customers	19,550	16,315	12,568
Diagnostics | -Saudi Arabia
Disclosure of operating segments
Total Revenues from contracts with external customers	12,412	9,865	7,696
Diagnostics | North America
Disclosure of operating segments
Total Revenues from contracts with external customers	1,245	1,643	970
Diagnostics | -United States
Disclosure of operating segments
Total Revenues from contracts with external customers	1,179	1,456	764
Diagnostics | Latin America
Disclosure of operating segments
Total Revenues from contracts with external customers	3,851	2,499	1,851
Diagnostics | Asia Pacific
Disclosure of operating segments
Total Revenues from contracts with external customers	786	711	508
Diagnostics | Recognized over time.
Disclosure of operating segments
Total Revenues from contracts with external customers	€ 31,358	€ 26,593	€ 21,502